Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OPERATING ACTIVITIES
Loss for the year	$ (22,908,721)	$ (86,494,893)	$ (26,730,490)
Adjustments for:
Depreciation	534,545	755,734	503,709
Share-based payments	2,484,542	1,810,111	4,114,165
Damages provision	738,021	111,781,096
Gain on sale of assets		(65,095,733)
Unrealized gain on derivative liability and convertible note	(10,732,089)
Amortization of deferred loss	3,351,987
Income tax expense	484,428	200,523
Interest income	(355,806)	(177,761)	(609,493)
Interest expense			2,538
Cash applied to operating activities before change in non-cash working capital	(26,403,093)	(37,220,923)	(22,719,571)
Net change in non-cash working capital items:
Accounts receivable	1,907,768	(1,357,201)	(442,585)
Inventory	(174,392)	(470)	(269,605)
Prepaid expenses and other assets	(235,366)	(221,973)	31,592
Accounts payable and accrued liabilities	(1,046,664)	(842,360)	1,527,656
Damages provision	(112,519,117)
Net change in non-cash working capital	(112,067,771)	(2,422,004)	847,058
Income tax and Interest paid and received:
Income tax paid	(255,118)	(326,492)
Interest received	112,036	175,260	592,093
Interest paid			(2,538)
Total of income tax, interest paid and received	(143,082)	(151,232)	589,555
Net cash applied to operating activities	(138,613,946)	(39,794,159)	(21,282,958)
INVESTING ACTIVITIES
Decrease/(increase) in restricted cash	2,520	(449,760)
Decrease/(increase) in cash held in escrow	70,000,000	(70,000,000)
Redemption of guaranteed investment certificates			9,322,492
Purchase of property, plant and equipment	(505,667)	(656,170)	(2,143,128)
Proceeds from sale of assets		67,741,740
Net cash from / (applied to) investing activities	69,496,853	(3,364,190)	7,179,364
FINANCING ACTIVITIES
Repayment of long-term debt			(164,364)
Proceeds from private placements and public offerings		7,054,660	69,879,210
Proceeds from exercise of warrants	18,750
Proceeds from financing before fees	65,324,997
Proceeds from exercise of options	234,952	75,192	1,090,092
Net cash from financing activities	65,578,699	7,129,852	70,804,938
NET CHANGE IN CASH AND CASH EQUIVALENTS	(3,538,394)	(36,028,497)	56,701,344
CASH AND CASH EQUIVALENTS
Beginning of the year	22,954,571	55,026,171	5,193,561
Exchange difference on cash and cash equivalents	(1,909,020)	3,956,897	(6,868,734)
End of the year	17,507,157	22,954,571	55,026,171
Represented by:
Total	$ 22,954,571	$ 55,026,171	$ 5,193,561